RELATED PARTY TRANSACTIONS (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Medical related consulting services		[1]	$ 222,611	$ 616,446
Shanghai Daopei [Member]
Medical related consulting services	[1]		66,286	313,946
Beijing Nanshan [Member]
Medical related consulting services	[2]		$ 155,035	162,500
Hebei Yanda [Member]
Medical related consulting services	[3]			$ 140,000

[1]	Shanghai Daopei is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.
[2]	Beijing Nanshan is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.
[3]	Hebei Yanda is a subsidiary of an entity whose chairman is Wenzhao Lu, the major shareholder of the Company.